Financial Assets and Financial Liabilities - Additional Information (Detail) ₽ / shares in Units, $ in Thousands			1 Months Ended		12 Months Ended
	Aug. 22, 2018 RUB (₽)	Mar. 14, 2017 RUB (₽)	Apr. 30, 2017 RUB (₽)	Jan. 31, 2017 ₽ / shares shares	Dec. 31, 2018 RUB (₽) shares	Dec. 31, 2017 RUB (₽)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 RUB (₽)	Dec. 31, 2018 USD ($) shares	Jan. 20, 2017 RUB (₽)	Nov. 30, 2011 RUB (₽)	Nov. 30, 2011 USD ($)
Disclosure of detailed information about borrowings [line items]
Unused portion under credit facilities					₽ 573,000,000	₽ 475,000,000
Carrying value of property, plant and equipment pledged					117,370,000,000	121,926,000,000
Carrying value of inventories pledged					3,472,000,000	2,450,000,000
Accounts receivable pledged					₽ 1,044,000,000	372,000,000
Information about restrictions or covenants					The covenants also include, among other restrictions, limitations on (1) raising of additional borrowings; (2) amount of dividends in common and preferred shares; and (3) amounts that can be spent for capital expenditures, new investments and acquisitions.
Accounts receivable					₽ 24,039,000,000	23,878,000,000
Loans payable in default					25,215,000,000
Interest payable in default					1,728,000,000
Long-term debt classified as short-term debt					₽ 361,328,000,000
Contractual credit period for sales of goods					30 days
Loan amount					₽ 10,240,000,000	9,800,000,000		₽ 50,320,000,000			₽ 28,433,000,000	$ 944,530
Fair value of pledged assets					0	0		0
Loan partially written off		₽ 39,297,000,000					$ 664,556
Finance cost					42,052,000,000	47,610,000,000		54,240,000,000
Repayment of other current financial liabilities	₽ 442,000,000				442,000,000
Interest expense on finance leases charged to consolidated statements of profit (loss) and other comprehensive income (loss)					1,104,000,000	1,230,000,000		1,500,000,000
Breach of restrictive lease financial covenants on overdue principal amount					0	158,000,000
Amount reclassified to short term lease liability					1,320,000,000	3,898,000,000
Total commitments under lease contracts					₽ 0	₽ 75,000,000
Interest rate risk [member]
Disclosure of detailed information about borrowings [line items]
Percentage of interest rate risk					95.00%	95.00%			95.00%
Mosprime [member] | Interest rate risk [member]
Disclosure of detailed information about borrowings [line items]
Percentage of interest rate risk					0.00%	0.03%			0.00%
Central Bank of Russia rate [member] | Interest rate risk [member]
Disclosure of detailed information about borrowings [line items]
Percentage of interest rate risk					62.00%	66.00%			62.00%
Others [member] | Interest rate risk [member]
Disclosure of detailed information about borrowings [line items]
Percentage of interest rate risk					33.00%	29.00%			33.00%
Gazprombank [member] | Key rate of Central Bank of Russia [member]
Disclosure of detailed information about borrowings [line items]
Discount rate adjustment on key rate of central bank of Russia to estimate present value of consideration to be transferred up on exercise of put option					2.00%				2.00%
Russian Railways JSC [member]
Disclosure of detailed information about borrowings [line items]
Accounts receivable					₽ 834,000,000
Yakutugol [member]
Disclosure of detailed information about borrowings [line items]
Percentage of shares pledged by subsidiaries					100.00%				100.00%
Shares pledged by subsidiaries | shares					(1)				(1)
Southern Kuzbass Coal Company (SKCC) [member]
Disclosure of detailed information about borrowings [line items]
Percentage of shares pledged by subsidiaries					95.00%				95.00%
Shares pledged by subsidiaries | shares					4				4
Chelyabinsk Metallurgical Plant (CMP) [member]
Disclosure of detailed information about borrowings [line items]
Percentage of shares pledged by subsidiaries					91.66%				91.66%
Rights to receive future revenues or payments pledged					₽ 6,947,000,000				$ 100,000
Beloretsk Metallurgical Plant (BMP) [member]
Disclosure of detailed information about borrowings [line items]
Percentage of shares pledged by subsidiaries					50.00%				50.00%
Shares pledged by subsidiaries | shares					2				2
Korshunov Mining Plant (KMP) [member]
Disclosure of detailed information about borrowings [line items]
Percentage of shares pledged by subsidiaries					80.00%				80.00%
Shares pledged by subsidiaries | shares					3				3
Mechel Mining [member]
Disclosure of detailed information about borrowings [line items]
Percentage of shares pledged by subsidiaries					87.50%				87.50%
Shares pledged by subsidiaries | shares					3				3
Urals Stampings Plant (USP) [member]
Disclosure of detailed information about borrowings [line items]
Percentage of shares pledged by subsidiaries					75.00%				75.00%
Shares pledged by subsidiaries | shares					2				2
Izhstal [member]
Disclosure of detailed information about borrowings [line items]
Percentage of shares pledged by subsidiaries					33.33%				33.33%
Shares pledged by subsidiaries | shares					1				1
Port Posiet [member]
Disclosure of detailed information about borrowings [line items]
Percentage of shares pledged by subsidiaries					25.00%				25.00%
Shares pledged by subsidiaries | shares					1				1
Elgaugol [member]
Disclosure of detailed information about borrowings [line items]
Percentage of shares pledged by subsidiaries					50.99%				50.99%
Mecheltrans [member]
Disclosure of detailed information about borrowings [line items]
Percentage of shares pledged by subsidiaries					25.00%				25.00%
Fincom Invest OOO [member]
Disclosure of detailed information about borrowings [line items]
Percentage of shares pledged by subsidiaries					100.00%				100.00%
Bratsk Ferroalloy Plant (BFP) [member]
Disclosure of detailed information about borrowings [line items]
Percentage of shares pledged by subsidiaries					25.00%				25.00%
Port Temryuk [member]
Disclosure of detailed information about borrowings [line items]
Percentage of shares pledged by subsidiaries					25.00%				25.00%
Mecheltrans Vostok OOO [member]
Disclosure of detailed information about borrowings [line items]
Percentage of shares pledged by subsidiaries					1.99%				1.99%
Elga-road [member]
Disclosure of detailed information about borrowings [line items]
Percentage of shares pledged by subsidiaries					1.99%				1.99%
Put option [member] | Gazprombank [member]
Disclosure of detailed information about borrowings [line items]
Other non-current financial liabilities					₽ 44,056,000,000	₽ 40,260,000,000
Finance cost					₽ 3,796,000,000	4,062,000,000		₽ 1,898,000,000
Call option [member] | VTB facilities [member]
Disclosure of detailed information about borrowings [line items]
Percentage of preferred shares acquired				5.00%
Number of preferred shares acquired | shares				6,937,846
Price per share | ₽ / shares				₽ 47.3682
Financial liability at fair value										₽ 815,000,000
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Loan interest rate											1.00%	1.00%
Bottom of range [member] | U.S.Dollar denominated contracts [member]
Disclosure of detailed information about borrowings [line items]
Discount rate used for calculation of present value of minimum lease payments on different groups of equipment					7.20%				7.20%
Bottom of range [member] | Euro denominated contracts [member]
Disclosure of detailed information about borrowings [line items]
Discount rate used for calculation of present value of minimum lease payments on different groups of equipment					8.10%				8.10%
Bottom of range [member] | Russian ruble denominated contracts [member]
Disclosure of detailed information about borrowings [line items]
Discount rate used for calculation of present value of minimum lease payments on different groups of equipment					8.60%				8.60%
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Loan interest rate											8.50%	8.50%
Top of range [member] | U.S.Dollar denominated contracts [member]
Disclosure of detailed information about borrowings [line items]
Discount rate used for calculation of present value of minimum lease payments on different groups of equipment					11.40%				11.40%
Top of range [member] | Euro denominated contracts [member]
Disclosure of detailed information about borrowings [line items]
Discount rate used for calculation of present value of minimum lease payments on different groups of equipment					10.40%				10.40%
Top of range [member] | Russian ruble denominated contracts [member]
Disclosure of detailed information about borrowings [line items]
Discount rate used for calculation of present value of minimum lease payments on different groups of equipment					34.70%				34.70%
Top of range [member] | VTB facilities [member]
Disclosure of detailed information about borrowings [line items]
Right to receive cash consideration less agreed payments			₽ 620,000,000
U.S. dollars [member] | Currency risk [member]
Disclosure of detailed information about borrowings [line items]
Percentage of foreign currency risk on sales					25.00%				25.00%
Percentage of foreign currency risk on borrowings					14.00%				14.00%
Euro [member] | Currency risk [member]
Disclosure of detailed information about borrowings [line items]
Percentage of foreign currency risk on sales					13.00%				13.00%
Percentage of foreign currency risk on borrowings					24.00%				24.00%
U.S. dollar and euro [member] | Currency risk [member]
Disclosure of detailed information about borrowings [line items]
Percentage of foreign currency risk on sales,partially mitigated threshold					38.00%				38.00%
Credit facility [member]
Disclosure of detailed information about borrowings [line items]
Unused portion under credit facilities					₽ 573,000,000	₽ 475,000,000